Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Columbia Global Technology Growth Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		16.29%	14.70%	20.53%
Columbia Global Technology Growth Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent		21.47%	15.20%	20.34%
Columbia Global Technology Growth Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		23.71%	16.36%	21.55%
Columbia Global Technology Growth Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent		23.76%	16.42%	21.63%
Columbia Global Technology Growth Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent	[1]	23.82%	16.48%	21.69%
Columbia Global Technology Growth Fund - Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
Average Annual Return, Percent	[2]	23.71%	16.36%	21.55%
Without Sales Load [Member] | Columbia Global Technology Growth Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		23.39%	16.07%	21.25%
Without Sales Load [Member] | Columbia Global Technology Growth Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent		22.47%	15.20%	20.34%
MSCI ACWI Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net)
Average Annual Return, Percent		15.79%	12.00%	11.10%
S&P Global 1200 Information Technology Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Information Technology Index (Net)
Average Annual Return, Percent		20.80%	18.47%	22.21%

[1]	The returns shown for periods prior to March 1, 2016 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[2]	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.